T. ROWE PRICE Health Sciences Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.2%
BIOTECHNOLOGY 24.2%
Major Biotechnology 5.7%
Amgen  865,666 246,126
Biogen (1) 373,343 80,504
Celldex Therapeutics (1) 1,351,793 56,735
Exact Sciences (1) 802,417 55,415
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 2,124
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 1,062
Neurocrine Biosciences (1) 796,668 109,877
Vertex Pharmaceuticals (1) 774,413 323,712
875,555
Other Biotechnology 18.5%
ACADIA Pharmaceuticals (1) 619,706 11,458
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 4,410
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 1,690
Agios Pharmaceuticals (1) 711,745 20,811
Akero Therapeutics (1) 713,203 18,015
Alector (1) 598,892 3,605
Allogene Therapeutics (1) 2,868,828 12,824
Alnylam Pharmaceuticals (1) 1,358,790 203,071
Alpine Immune Sciences (1) 704,161 27,913
AnaptysBio (1) 131,200 2,955
Apellis Pharmaceuticals (1) 1,291,193 75,896
Apogee Therapeutics (1) 885,597 58,848
Ardelyx (1) 2,948,181 21,522
Arvinas (1) 1,176,792 48,578
Ascendis Pharma, ADR (1) 617,712 93,380
Aura Biosciences (1) 411,733 3,232
Avidity Biosciences (1) 1,281,487 32,704
Avidity Biosciences PIPE, Acquisition Date: 2/29/24,
Cost $29,676 (1)(2) 1,798,527 43,603
BeiGene, ADR (1) 636,212 99,497
Bicycle Therapeutics, ADR (1) 310,640 7,735
Biohaven (1) 1,768,687 96,729
BioMarin Pharmaceutical (1) 753,200 65,784
Blueprint Medicines (1) 2,119,740 201,079
Cargo Therapeutics (1) 979,329 21,859

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cargo Therapeutics, Acquisition Date: 2/22/23 - 10/27/23,
Cost $11,471 (1)(2) 845,404 18,869
Centessa Pharmaceuticals, ADR (1) 1,479,460 16,718
CRISPR Therapeutics (1) 20,141 1,373
Cytokinetics (1) 447,114 31,347
Day One Biopharmaceuticals (1) 57,698 953
Denali Therapeutics (1) 936,767 19,222
Entrada Therapeutics (1) 314,586 4,458
Exelixis (1) 784,596 18,618
Generation Bio (1) 1,505,578 6,128
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2) 212,706 64
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2) 212,706 57
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2) 212,706 50
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
IGM Biosciences (1) 965,248 9,315
Immatics (1) 1,465,705 15,405
Immuneering, Class A (1) 604,020 1,746
Immunocore Holdings, ADR (1) 1,213,766 78,895
Immunome (1) 1,492,572 36,837
Incyte (1) 290,444 16,547
Insmed (1) 2,005,829 54,418
Intellia Therapeutics (1) 55,347 1,523
Ionis Pharmaceuticals (1) 782,864 33,937
Iovance Biotherapeutics (1) 2,823,506 41,844
Krystal Biotech (1) 401,666 71,468
Kymera Therapeutics (1) 1,276,167 51,302
Legend Biotech, ADR (1) 1,073,358 60,205
Longboard Pharmaceuticals (1) 838,874 18,120
Lyell Immunopharma (1) 5,053,067 11,268
Monte Rosa Therapeutics (1) 819,001 5,774
MoonLake Immunotherapeutics (1) 1,050,793 52,781
Morphic Holding (1) 722,578 25,435
Novocure (1) 1,750,715 27,364
Nuvalent, Class A (1) 27,485 2,064
Pliant Therapeutics (1) 501,395 7,471
Prelude Therapeutics (1) 670,327 3,177
Prime Medicine (1) 276,306 1,934
Protagonist Therapeutics (1) 582,006 16,837

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prothena (1) 622,907 15,429
RAPT Therapeutics (1) 63,996 575
Regeneron Pharmaceuticals (1) 430,781 414,622
Relay Therapeutics (1) 1,948,110 16,169
Repligen (1) 256,369 47,151
Replimune Group (1) 1,388,371 11,343
REVOLUTION Medicines (1) 1,450,105 46,737
REVOLUTION Medicines, Warrants, 11/14/28 (1) 198,505 32
Rocket Pharmaceuticals (1) 910,830 24,538
Sage Therapeutics (1) 535,358 10,033
Sana Biotechnology (1) 2,660,701 26,607
Sarepta Therapeutics (1) 265,487 34,370
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(2) 151,540 1,735
Scholar Rock Holding (1) 1,839,021 32,661
SpringWorks Therapeutics (1) 1,497,294 73,697
Structure Therapeutics, ADR (1) 697,029 29,875
Ultragenyx Pharmaceutical (1) 1,287,907 60,132
Voyager Therapeutics (1) 738,456 6,875
Xencor (1) 838,413 18,554
Zai Lab, ADR (1) 1,278,939 20,489
Zentalis Pharmaceuticals (1) 1,235,904 19,478
2,851,836
Total Biotechnology 3,727,391
LIFE SCIENCES 9.3%
Life Sciences 9.3%
Agilent Technologies  1,150,050 167,344
Bio-Techne  1,050,244 73,927
Bruker  460,880 43,295
Charles River Laboratories International (1) 208,098 56,384
Danaher  1,826,439 456,098
Ginkgo Bioworks Holdings, Class A (1) 1,654,007 1,918
Pacific Biosciences of California (1) 1,255,981 4,710
SomaLogic, Warrants, 8/31/26 (1) 90,179 9
Thermo Fisher Scientific  1,071,919 623,010
Total Life Sciences 1,426,695
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Orchestra BioMed Holdings (1) 399,501 2,105
Total Miscellaneous 2,105
PHARMACEUTICALS 19.1%
Major Pharmaceuticals 18.1%
AbbVie  384,446 70,008

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AstraZeneca, ADR  4,545,411 307,952
Daiichi Sankyo (JPY)  1,000,400 31,569
Eli Lilly  1,964,952 1,528,654
Merck  4,715,586 622,221
Novo Nordisk, ADR  1,820,732 233,782
2,794,186
Specialty Pharmaceuticals 1.0%
Madrigal Pharmaceuticals (1) 298,624 79,745
Zoetis  463,550 78,437
158,182
Total Pharmaceuticals 2,952,368
PRODUCTS & DEVICES 18.2%
Capital Equipment 0.2%
PROCEPT BioRobotics (1) 653,927 32,317
32,317
Implants 11.9%
Becton Dickinson & Company  681,880 168,731
Boston Scientific (1) 2,398,587 164,279
Edwards Lifesciences (1) 2,159,897 206,400
Intuitive Surgical (1) 1,594,155 636,211
Stryker  1,569,310 561,609
Teleflex  12,111 2,739
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 11,077
Zimmer Biomet Holdings  568,326 75,008
1,826,054
Other Products & Devices 6.1%
10X Genomics, Class A (1) 1,815,381 68,131
Argenx, ADR (1) 785,417 309,235
Dexcom (1) 726,721 100,796
Hologic (1) 1,196,972 93,316
Inspire Medical Systems (1) 188,500 40,488
Insulet (1) 167,365 28,687
Lantheus Holdings (1) 336,284 20,930
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)(2)
(3) 8,397,988 3,359
Penumbra (1) 742,402 165,689
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 103,592 298
Shockwave Medical (1) 348,303 113,418
944,347
Total Products & Devices 2,802,718

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SERVICES 19.4%
Distribution 1.3%
Cardinal Health  769,537 86,111
Cencora  184,335 44,792
McKesson  132,402 71,080
201,983
Information 0.7%
GeneDx Holdings (1) 30,145 275
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 12
Veeva Systems, Class A (1) 428,366 99,248
99,535
Other Services 1.7%
Guardant Health (1) 569,132 11,741
ICON (1) 254,937 85,646
IQVIA Holdings (1) 243,905 61,681
West Pharmaceutical Services  247,415 97,905
256,973
Payors 14.0%
Centene (1) 1,120,476 87,935
Cigna Group  792,123 287,691
Elevance Health  1,056,515 547,845
Humana  207,247 71,857
Molina Healthcare (1) 541,258 222,365
UnitedHealth Group  1,892,136 936,040
2,153,733
Providers 1.7%
agilon health (1) 832,370 5,078
HCA Healthcare  491,270 163,853
Surgery Partners (1) 747,103 22,286
Tenet Healthcare (1) 706,725 74,284
265,501
Total Services 2,977,725
Total Miscellaneous Common Stocks  5.0% (4) 765,764
Total Common Stocks (Cost $7,138,214) 14,654,766
CONVERTIBLE BONDS 0.1%
Galvanize Therapeutics, 0.00%, 2/13/27, Acquisition Date:
2/28/24, Cost $6,173 (1)(2)(3) 6,172,900 6,173
Immunocore Holdings, 2.50%, 2/1/30 (5) 15,469,000 16,150
Total Convertible Bonds (Cost $21,642) 22,323

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 4.4%
BIOTECHNOLOGY 1.9%
Other Biotechnology 1.9%
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 8,828
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,178
Chroma Medicine, Series A, Acquisition Date: 10/12/21,
Cost $11,040 (1)(2)(3) 5,207,526 13,539
Chroma Medicine, Series B, Acquisition Date: 2/8/23,
Cost $4,412 (1)(2)(3) 1,697,072 4,412
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,979
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,021 (1)(2)(3) 1,018,820 21,904
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,262 (1)(2)(3) 198,249 4,262
EndeavorBio, Series B, Acquisition Date: 1/21/22, Cost $8,808 (1)
(2)(3) 1,867,734 8,808
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 3,662
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,621 (1)(2)(3) 615,203 4,517
FOG Pharma, Series E, Acquisition Date: 2/29/24, Cost $1,941 (1)
(2)(3) 311,589 1,941
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $22,096 (1)
(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23, Cost $4,412 (1)
(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3) 1,987,585 10,152
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)(3) 588,382 10,762
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593 (1)(2)(3) 1,873,841 10,593
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)(2)
(3) 1,169,887 4,913
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 5,803
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530 (1)(2)(3) 105,905 530

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ProfoundBio, Series B, Acquisition Date: 2/9/24, Cost $8,817 (1)
(2)(3) 1,179,611 8,817
Rapport Therapeutics, Series B, Acquisition Date: 8/7/23 -
3/19/24, Cost $8,828 (1)(2)(3) 5,263,115 8,828
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 9,004
Ring Therapeutics, Series C, Acquisition Date: 10/7/22,
Cost $4,414 (1)(2)(3) 479,818 4,414
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 11,024
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284 (1)(2)(3) 541,277 5,284
Sionna Therapeutics, Series C, Acquisition Date: 3/4/24,
Cost $1,764 (1)(2)(3) 180,663 1,764
Spyre Therapeutics PIPE, Acquisition Date: 3/18/24,
Cost $14,314 (1)(2) 9,672 13,941
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 387,032 7,915
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 - 9/26/22,
Cost $18,552 (1)(2)(3) 2,370,150 18,552
Total Biotechnology 289,056
CONSUMER NONDURABLES 0.2%
Biotechnology 0.1%
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
11,050
Healthcare Services 0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)(2)
(3) 853,213 1,203
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)(2)(3) 906,656 1,278
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 5,734
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 6,326
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,414 (1)
(2)(3) 44,149 1,678
16,219
Total Consumer Nondurables 27,269
LIFE SCIENCES 1.0%
Life Sciences 1.0%
Cellanome, Series A, Acquisition Date: 12/30/21, Cost $11,023 (1)
(2)(3) 1,993,387 14,931

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,582 659
Chromacode, Series D-2, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,581 1,443
Clear Labs, Series C, Acquisition Date: 5/13/21, Cost $13,294 (1)
(2)(3) 3,830,773 2,375
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 7,843
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 15,597
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)(2)
(3) 1,452,941 2,717
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 4,495
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 73,169
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 25,923
Total Life Sciences 149,152
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $8,821 (1)(2)(3) 4,647,794 8,821
Total Miscellaneous 8,821
PRODUCTS & DEVICES 0.2%
Capital Equipment 0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 4,314
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 1,966
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 3,343
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690 (1)(2)(3) 1,794,104 2,368
11,991
Implants 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,574 (1)
(2)(3)(6) 8,849,057 7,522
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(6) 12,320,393 10,472
17,994
Other Products & Devices 0.0%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,810 (1)(2)(3) 690,617 6,133

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $4,353 (1)(2)(3) 539,186 4,353
10,486
Total Products & Devices 40,471
SERVICES 1.0%
Information 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)(3) 586,029 5,256
5,256
Other Services 1.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 13,682
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 8,300
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103 (1)(2)(3) 1,558,570 11,531
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 6,868
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 3,905
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $1,322 (1)(2)(3) 178,707 1,322
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356 (1)(2)(3)(6) 593,540 1,816
PrognomIQ, Series A-5, Acquisition Date: 5/12/20, Cost $1,174 (1)
(2)(3)(6) 513,797 1,572
PrognomIQ, Series B, Acquisition Date: 9/11/20, Cost $8,533 (1)
(2)(3)(6) 3,734,140 11,427
PrognomIQ, Series C, Acquisition Date: 2/16/22, Cost $3,498 (1)
(2)(3)(6) 1,143,244 3,498
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876 (1)
(2)(3) 946,886 40,262
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607 (1)(2)(3) 633,505 28,432
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279 (1)
(2)(3) 172,826 8,031
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,284 (1)
(2)(3) 111,715 5,417
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,720 (1)(2)(3) 117,271 4,548
150,611
Providers 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 5,354

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 3,584
8,938
Total Services 164,805
Total Convertible Preferred Stocks (Cost $646,942) 679,574
PREFERRED STOCKS 0.2%
LIFE SCIENCES 0.2%
Life Sciences 0.2%
Sartorius (EUR)  97,317 38,645
Total Life Sciences 38,645
Total Preferred Stocks (Cost $13,283) 38,645
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7) 8,125,697 8,126
Total Short-Term Investments (Cost $8,126) 8,126
Total Investments in Securities 100.0%
(Cost $7,828,207) $ 15,403,434
Other Assets Less Liabilities (0.0)% (4,445)
Net Assets 100.0% $ 15,398,989
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$774,157 and represents 5.0% of net assets.
(3) Level 3 in fair value hierarchy.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$16,150 and represents 0.1% of net assets.
(6) Affiliated Companies
(7) Seven-day yield

T. ROWE PRICE Health Sciences Fund

ADR American Depositary Receipts
EUR Euro
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cellanome, Series A  $ — $ 1 $ —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
PrognomIQ, Series A-4  — — —
PrognomIQ, Series A-5  — — —
PrognomIQ, Series B  — 1 —
PrognomIQ, Series C  — — —
T. Rowe Price Government Reserve Fund, 5.39% — — 308
Totals $ —# $ 2 $ 308+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
Cellanome, Series A  $ 14,930 $ — $ — $ *
Kardium, Series D-5  7,522 — — 7,522
Kardium, Series D-6  10,472 — — 10,472
PrognomIQ, Series A-4  1,816 — — 1,816
PrognomIQ, Series A-5  1,572 — — 1,572
PrognomIQ, Series B  11,426 — — 11,427
PrognomIQ, Series C  3,498 — — 3,498
T. Rowe Price Government
Reserve Fund, 5.39% 196,318  ¤  ¤ 8,126
Total $ 44,433^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $308 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $43,777.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Health Sciences Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Health Sciences Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Health Sciences Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $(16,386,000) for the period ended
March 31, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,457,362 $ 173,372 $ 24,032 $ 14,654,766
Convertible Bonds — 16,150 6,173 22,323
Convertible Preferred Stocks — 13,941 665,633 679,574
Preferred Stocks — 38,645 — 38,645
Short-Term Investments 8,126 — — 8,126
Total $ 14,465,488 $ 242,108 $ 695,838 $ 15,403,434
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 31,697 $ 403 $ — $ (8,068) $ 24,032
Convertible Bonds — — 6,173 — 6,173
Convertible Preferred Stocks 654,058 (16,386) 27,961 — 665,633
Total $ 685,755 $ (15,983) $ 34,134 $ (8,068) $ 695,838

T. ROWE PRICE Health Sciences Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 24,032 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
-100%
50% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 7.9x
6.1x Increase
Sales growth
rate
20% 20% Increase
Enterprise
value to gross
profit multiple
4.7x 4.7x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Timing of
events
3.19 yrs 3.19 yrs Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 4% 4% Increase
Volatility 53% 53% Increase
Convertible
Bonds
$ 6,173 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 665,633 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
Ratio
—# —# —#
Premium for
cumulative
preferred
dividend rights
10%
- 25%
14% Increase
Discount for
dilution
12% 12% Decrease
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Enterprise
value to sales
multiple
2.1x
– 6.6x
4.9x Increase
Sales growth
rate
19%
- 97%
30% Increase
Enterprise
value to gross
profit multiple
5.5x
– 8.6x
8.0x Increase
Gross profit
growth rate
23% 23% Increase

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
11.5x
– 16.1x
13.8x Increase
EBITDA
growth rate
56% 56% Increase
Projected
enterprise
value to sales
multiple
1.1x
– 7.6x
6.4x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 9.6x
7.8x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Probability
for potential
outcome
5% - 80% 37% Increase
Discount
to public
company
multiples
31%
- 52%
42% Decrease
Discount rate
for cost of
capital
15%
- 30%
17% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 4% 4% Increase
Volatility 41% 41% Increase

T. ROWE PRICE Health Sciences Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F114-054Q1 03/24